Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 3,993	$ 4,102
Less due within one year	455	129
Total long term non current debt	3,538	3,973
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	748	748
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	647	646
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	625	671
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	681	730
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	336	333
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	187	189
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	8	32
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	19	12
Two Point Four Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 742	$ 741